Shareholders’ Equity (Details) - Schedule of Warrants Outstanding	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of Warrants Outstanding [Line Items]
Warrants Exercisable | shares	39,171,620
Weighted Average Exercise Price | $ / shares	$ 0.57
Average Remaining Contractual Life	5 years
August 27, 2020 Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Warrants Exercisable | shares	1,071,600
Weighted Average Exercise Price | $ / shares	$ 13.5
Average Remaining Contractual Life	5 years
November 3, 2020 Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Warrants Exercisable | shares	1,306,753
Weighted Average Exercise Price | $ / shares	$ 14.05
Average Remaining Contractual Life	5 years
February 24, 2021 Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Warrants Exercisable | shares	23,880,000
Weighted Average Exercise Price | $ / shares	$ 7
Average Remaining Contractual Life	5 years
February 11, 2021 Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Warrants Exercisable | shares	16,500,000
Weighted Average Exercise Price | $ / shares	$ 5
Average Remaining Contractual Life	5 years
February 18, 2021 Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Warrants Exercisable | shares	4,300,000
Weighted Average Exercise Price | $ / shares	$ 10
Average Remaining Contractual Life	5 years
March 29, 2021 Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Warrants Exercisable | shares	25,000,000
Weighted Average Exercise Price | $ / shares	$ 5
Average Remaining Contractual Life	5 years